Product net sales - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Product net sales.
Product gross sales	$ 1,342,148	$ 446,923
Gross to net adjustment	(151,365)	(46,203)
Product net sales	$ 1,190,783	$ 400,720